Statement of Changes in Stockholders Deficit - USD ($)	Preferred Stock - Series A	Common Stock - Class A	Common Stock - Class B	Common Stock - Class A Shares	APIC	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2014	2	673,974,429	0	1,122,311
Beginning Balance, Amount at Dec. 31, 2014	$ 5,217,800	$ 9,812,845	$ 0	$ 22,000	$ 1,900,018	$ (18,178,345)	$ (1,225,682)
Grant warrants for services to related party					121,448		121,448
Grant warrants for services to consultants					590,335		590,335
Exercise of warrants in exchange for stock, Shares		4,095,841
Exercise of warrants in exchange for stock, Amount		$ 238,342			(238,342)
Settlement of accounts payable with stock issuance, Shares		24,000
Settlement of accounts payable with stock issuance, Amount		$ 755					755
Stock issued for cash, Shares		29,974,115
Stock issued for cash, Amount		$ 750,000					750,000
Net Loss						(2,133,793)	(2,133,793)
Ending Balance, Shares at Dec. 31, 2015	2	708,068,385	0	1,122,311
Ending Balance, Amount at Dec. 31, 2015	$ 5,217,800	$ 10,801,942	$ 0	$ 22,000	2,373,458	(20,312,136)	(1,896,936)
Grant warrants for services to related party					125,052		125,052
Warrants issued for services - related party					68,600		68,600
Warrants issued for services					1,356,231		1,356,231
Exercise of warrants in exchange for stock, Shares		23,909,303		3,906,322
Exercise of warrants in exchange for stock, Amount		$ 1,131,007		$ 224,904	(1,355,911)		0
Settlement of accounts payable with stock issuance, Shares		24,000
Settlement of accounts payable with stock issuance, Amount		$ 808					8,080
Stock issued for cash, Shares		41,626,276
Stock issued for cash, Amount		$ 1,025,000					1,025,000
Shares issued for services, Shares				750,000
Shares issued for services, Amount				$ 32,850			32,850
Imputed Interest					1,425		1,425
Net Loss						(3,073,843)	(3,073,843)
Ending Balance, Shares at Dec. 31, 2016	2	773,627,964	0	5,778,633
Ending Balance, Amount at Dec. 31, 2016	$ 5,217,800	$ 12,958,757	$ 0	$ 279,754	$ 2,568,855	$ (23,385,979)	$ (2,360,813)